Lessor Accounting	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessor Accounting
6.	Lessor Accounting
Lease income is included in Products and Equipment sales in the accompanying consolidated statements of income. Supplemental income statement information is as follows:

	Years ended December 31
	2021	2020

	(Millions of yen)
Lease income – sales-type and direct financing leases
Revenue at lease commencement	84,895	92,133
Interest income on lease receivables	18,351	18,594

	103,246	110,727
Lease income – operating leases	27,122	23,878
Variable lease income	5,277	5,343

	135,645	139,948

Finance Receivables and Operating Leases
Finance receivables represent financing leases, which consist of sales-type leases and direct financing leases. These receivables typically have terms ranging from 1 year to 8 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2021	2020

	(Millions of yen)
Total minimum lease payments receivable	366,051	337,265
Unguaranteed residual values	12,192	11,459
Executory costs	—	—
Unearned income	(31,619)	(29,541)

	346,624	319,183
Less allowance for credit losses	(3,791)	(3,068)

	342,833	316,115
Less current portion	(119,902)	(108,837)

	222,931	207,278

Allowance for Credit Losses
The activities in the allowance for credit losses are as follows:

	Years ended December 31
	2021	2020

	(Millions of yen)
Balance at beginning of year	3,068	2,627
Charge-offs	(2,157)	(2,199)
Provision	2,331	2,351
Translation adjustments and other	549	289

Balance at end of year	3,791	3,068

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables is evaluated collectively based on historical experiences of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2021 and December 31, 2020 are not significant.
Equipment leased to customers
The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2021 and 2020 was ¥143,160 million and ¥132,763 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2021 and 2020 was ¥87,879 million and ¥81,345 million, respectively.
Maturity Analysis
The following is a schedule by year of the future minimum lease payments to be received under finance leases and non-cancellable
operating leases at December 31, 2021.

	Financing leases	Operating leases

	(Millions of yen)
Year ending December 31:
2022	131,113	11,578
2023	99,168	7,168
2024	68,241	4,914
2025	41,600	2,972
2026	18,550	1,471
Thereafter	7,379	1,402

	366,051	29,505

Information about transferring finance receivables
Canon has syndication arrangements to sell its entire interests in finance receivables to the third-party financial institutions. The transactions under the arrangements are accounted for as sales in accordance with ASC 860 “Transfers and Servicing.” The transfers of finance receivables for the year ended December 31, 2020 and 2019 were ¥19,185 million and ¥11,710 million while there were no significant transfers of finance receivables for the year ended December 31, 2021. The amount that remained uncollected was ¥23,984 million and ¥36,339 million at December 31, 2021 and 2020, respectively. Cash proceeds from the transactions are included in other, net under the cash flow from operating activities in the consolidated statements of cash flows. Canon continues to provide collection and administrative services for the financial institutions. The amount associated with the servicing liability measured at fair value was not significant at December 31, 2021 and 2020. Canon also retains limited recourse obligations which cover credit defaults. The recourse obligations were not significant at December 31, 2021 and 2020.